Restructuring - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring expense, net		$ 39	$ 13	$ 7
Severance and Related Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expense, net		39	13	7
OPtiMa 3.0 Plan
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated, period percent	3.00%
Restructuring expense, net		38	0
2021 Italian Workforce Redundancies
Restructuring Cost and Reserve [Line Items]
Restructuring expense, net		$ 0	13
2021 Italian Workforce Redundancies | Minimum
Restructuring Cost and Reserve [Line Items]
Period of continuing involvement		1 year
2021 Italian Workforce Redundancies | Maximum
Restructuring Cost and Reserve [Line Items]
Period of continuing involvement		3 years
2021 Italian Workforce Redundancies | Severance and Related Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expense, net		$ 32	$ 13	$ 7